INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ (5,936)	$ 4,928
Foreign tax rates different from statutory rate	1,495	91
Share-based compensation	828	961
Foreign exchange	1,293	(6,604)
Inflationary adjustment	1,255	2,614
Other non-deductible items	(143)	248
Special mining duty Mexican tax	5,210	3,755
Adjustments recognized in the current year in relation to prior years	(2,751)	1,121
Current year losses not recognized	14,552	6,482
Recognition of previously unrecognized losses	(6,312)	(1,466)
Income tax expense	$ 9,491	$ 12,130